Provision for de-characterization of dam structures and asset retirement obligations (Details 1) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other provisions	$ 2,412	$ 3,060
Total other provisions	3,702	4,279
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member]
IfrsStatementLineItems [Line Items]
Other provisions	3,702	4,279
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,914	$ 2,415
Discount rate	6.41%	5.47%
Cash flow maturity	$ 2,132	$ 2,132
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,529	$ 1,592
Discount rate	1.47%	1.30%
Cash flow maturity	$ 2,150	$ 2,150
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Oman [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 159	$ 158
Discount rate	3.46%	3.19%
Cash flow maturity	$ 2,035	$ 2,035
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Other Regions [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 100	$ 114
Discount rate	2.43%	2.04%
Operating Plants [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 2,869	$ 3,155
Closed Plants [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 833	$ 1,124